ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Functional currency (Details)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Argentina
Functional currency and presentation currency
Index	793.0278	483.6049	321.9738